Discontinued operation (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operation Consolidated Balance Sheet

The following is a summary of assets and liabilities as of June 30, 2025 and a reconciliation of assets and liabilities disclosed in the notes to financial statements that are presented as a discontinued operation on the consolidated balance sheet as of June 30, 2024 and 2023:

	June 30,	June 30,	June 30,
	2025	2024	2023
ASSETS OF DISCONTINUED OPERATION
CURRENT ASSETS:
Cash and cash equivalents	$-	$40,692	$4,005
Accounts receivable, net	-	1,558,227	875,281
Due from related parties	-	6,400	7,299
Deposits, prepayments and other current assets, net	-	16,102	19,466
Total current assets	-	1,621,421	906,051
NON - CURRENT ASSETS:
Property, planty and equipment, net	-	11,216	17,787
Deferred tax assets	-	104,857	264,736
Total non - current assets	-	116,073	282,523
TOTAL ASSETS	$-	$1,737,494	$1,188,574

LIABILITIES OF DISCONTINUED OPERATION
CURRENT LIABILITIES:
Accounts payable	$-	$206,407	$10,343
Accrued expenses and other payables	-	295,504	191,618
Advances from customers	-	1,009	1,520
Due to related parties	-	402,202	-
Tax payable	-	102,029	53,546
Total current liabilities	-	1,007,151	257,027
NON - CURRENT LIABILITIES:
Amount due to related parties - non-current	-	-	419,583
Total non - current liabilities	-	-	419,583
TOTAL LIABILITIES	$-	$1,007,151	$676,610

Schedule of Discontinued Operation Consolidated Statements of Net (Loss)/Income

The aggregated financial results of the discontinued operations, after intercompany elimination, for the six months ended June 30, 2024 are as follows:

For the Six Months Ended December 31,
2024
US$
Net revenue	1,328,203
Cost of revenue	(702,230)
Taxes and other surcharges	(5,623)
Gross profit	620,350
Operating expenses	(285,038)
Other income/(expenses).net	1,325
(Loss)/income before income tax	336,637
Income tax expense	(65,589)
(Loss)/income from discontinued operation, net of income tax	271,048

The following is a reconciliation of the major classes of financial statement line items constituting net (loss)/income from discontinued operations from Guangzhou Sanyi Network and Guangzhou 3E Network, our discontinued operation, that is disclosed in the notes to the financial statements and presented in the consolidated statements of net (loss)/income for the years ended June 30, 2025, 2024 and 2023:

	Years Ended June 30,
	2025	2024	2023
	US$	US$	US$
Net revenues	1,825,288	3,702,619	1,634,221
Cost of revenues	(1,121,174)	(2,216,444)	(389,022)
Taxes and other surcharges	(5,598)	(9,934)	(3,788)
Gross profit	698,516	1,476,241	1,241,411
Operating expenses	(551,578)	(471,218)	(194,476)
Other income/(expenses).net	1,501	10,178	7,929
(Loss)/income before income tax	148,439	1,015,201	1,054,864
Income tax expense	19,381	(169,458)	(72,729)
(Loss)/income from discontinued operation, net of income tax	167,820	845,743	982,135